Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Beginning balance, shares	293,781,836	293,238,858
Share repurchase	(16,482,032)
Issued on redemption of non-management directors' DSUs, shares		476,978
Options exercised - cash consideration, shares		66,000
Ending balance, shares	277,299,804	293,781,836
Beginning balance	$ 2,322,280	$ 2,319,293
Share repurchase	(25,902)
Issued on redemption of non-management directors' DSUs		2,609
Options exercised – cash consideration		275
– reclassification from contributed surplus		103
Ending balance	$ 2,296,378	$ 2,322,280